SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)		3 Months Ended		6 Months Ended		19 Months Ended
	Jan. 02, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019
Consulting fees		$ 560,000	$ 144,000	$ 617,000	$ 220,000
Filing fees		64,000	14,000	75,000	28,000
General office expenses		27,000	35,000	58,000	52,000
Investor relations		58,000	46,000	86,000	62,000
Management fees		93,000	135,000	186,000	261,000
Professional fees	$ 19,106	51,000	20,000	72,000	33,000	$ 30,951
Total		$ 853,000	$ 394,000	$ 1,094,000	$ 656,000